As filed with the Securities and Exchange Commission on June 20, 2008
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 38	☑

THE HIRTLE CALLAGHAN TRUST
(Exact Name of Registrant as Specified in Charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
610-828-7200
Copies of communications to:

Laura Anne Corsell, Esq.	(With Copy To):
Montgomery, McCracken, Walker &	Audrey Talley, Esq.
Rhoads LLP	Drinker Biddle & Reath
123 South Broad Street	One Logan Square
Avenue of the Arts	18th and Cherry Streets
Philadelphia, PA 19109	Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐ Immediately upon filing pursuant to paragraph (b)

☑ On June 23, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a) (1)

☐ On (date) pursuant to paragraph (a) (1)

☐ 75 days after filing pursuant to paragraph (a) (2)

☐ On (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Hirtle Callaghan Trust

Prospectus

The Institutional Small Capitalization Equity Portfolio
The Institutional International Equity Portfolio

June 23, 2008

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Table of Contents

	Introduction to The Hirtle Callaghan Trust	2

A summary of the risks, performance	Portfolio Descriptions and Risk Factors	3
and fees of each Portfolio	The Institutional Small Capitalization Equity Portfolio	3
	The Institutional International Equity Portfolio	6

An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them	Investment Risks and Strategies	9

About the Trust’s governance and management framework	Management of the Trust	13

Your guide to an account in	Shareholder Information	14
The Hirtle Callaghan Trust	Purchases and Redemptions	14
	Customer Identification Information	14
	Shareholder Reports and Inquiries	16
	Dividends and Distributions	16
	Federal Taxes	16

Information about those responsible for day-to-day investment decisions for the Portfolios	Specialist Manager Guide	19

	For More Information	back cover

Introduction to The Hirtle Callaghan Trust

The two Portfolios described in this prospectus (each, a “Portfolio,” and together, the “Portfolios”) invest primarily in equity securities. Hirtle Callaghan & Co., Inc. (“Hirtle Callaghan”) serves as the overall sponsor and investment adviser to The Hirtle Callaghan Trust (the “Trust”). Day-to-day investment decisions are made for the Portfolios by one or more independent money management organizations — the Specialist Managers. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to reduce risk by providing investors with access to broadly diversified investment managers and styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of a Portfolio’s benchmark index over time. A “benchmark index” is an independently compiled index of securities that may serve as a performance standard or a proxy for asset allocation purposes.

There are two basic risks to which all mutual funds, including each of the Portfolios, are subject. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies. This is referred to as “market risk.” The second risk common to all mutual fund investments is “management risk” — the risk that investment strategies employed in the investment selection process may not perform as well as expected.

Investment in a mutual fund, such as the Portfolios, also involves other risks. One of these, which we refer to here as “multi-manager risk,” is the risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments; (b) pair Specialist Managers that have complementary investment styles; or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager. For example, one Specialist Manager may sell a security that is to be purchased by another Specialist Manager for the same Portfolio or a Portfolio may experience substantial portfolio turnover in the event that one Specialist Manager is replaced by another. Further, because a Specialist Manager may manage only a portion of the Portfolio it serves, securities may be purchased and sold without regard to the overall trading expenses of the Portfolio. Under such circumstances, higher transaction costs are likely to result. Decisions with respect to the allocation of assets to one or more Specialist Managers and general oversight of the performance and expenses of the several Portfolios are the responsibility of Hirtle Callaghan. A more detailed discussion of this matter appears later in this Prospectus under the heading “Management of the Trust.”

Depending on the investments made by an individual Portfolio and the investment strategies and techniques used by its Specialist Manager(s), a Portfolio may be subject to additional risks. On the following pages you will find a summary of each of the Portfolios’ investment policies and the risks associated with an investment in each Portfolio, along with a description of the expenses that you will bear as a shareholder of each Portfolio. A more detailed discussion of investment risks appears later in this Prospectus under the heading “Investment Risks and Strategies.”

As is the case with any investment, your investment in any Portfolio of the Trust involves a risk that you may lose money on your investment.

2

Portfolio Description and Risk Factors – The Institutional Small Capitalization Equity Portfolio

Investment Objective.  The investment objective of The Institutional Small Capitalization Equity Portfolio is to provide long-term capital appreciation by investing primarily (i.e. at least 80% of assets) in equity securities of “small cap” issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

Principal Investment Strategies.  The portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are less than 3.5 billion and/or are comparable to the capitalization of companies in the Russell 2000 index at the time of purchase. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts and exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

Specialist Managers.  Frontier Capital Management Company, LLC (“Frontier”), Geewax & Partners, LLC (“Geewax”), Sterling Johnston Capital Management, L.P. (“Sterling Johnston”), FPA Portfolio Associates LLC (“FPA”) and IronBridge Capital Management LP (“IronBridge”) currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

The Frontier Investment Selection Process	Frontier seeks to identify companies with unrecognized earning potential. Factors that may be relevant in the process include earnings per share, growth and price appreciation. Frontier’s investment process combines fundamental research with a valuation model that screens for equity valuation, forecasts for earnings growth and unexpectedly high or low earnings. Generally, Frontier will consider selling a security if Frontier believes that earnings or growth potential initially identified by Frontier has been realized; the factors that underlie the original investment decision are no longer valid; or a more attractive situation is identified.

The Geewax Investment Selection Process	Geewax adheres to a top-down quantitative investment philosophy. In selecting investments for the Portfolio, Geewax uses a proprietary valuation system to identify those market sectors and industries that Geewax believes have good prospects for growth and reasonable valuations. Geewax then conducts an in-depth analysis of the market capitalization, cash flow, earnings and revenues and other financial characteristics of individual companies within those sectors or industries. Decisions with respect to both the purchase and disposition of securities are made using a variety of proprietary quantitative techniques and with a view to maintaining risk, capitalization and industry characteristics similar to the Russell 2000® Value Index.

The Sterling Johnston Investment Selection Process	Sterling Johnston’s investment objective is to create a portfolio of aggressive small cap growth companies that can generate superior risk-adjusted rates of return over a full market cycle. Sterling Johnston’s process emphasizes investment in emerging growth companies that are identified through a disciplined process involving bottom-up fundamental research. Factors considered in this process include demonstrated accelerating earnings, strong and improving financial characteristics, strong company and industry relative price strength and low institutional ownership/sponsorship. Portfolio holdings are carefully monitored in an effort to ensure that each continues to meet such investment criteria. Stocks will be considered for sale when the factors underlying the initial investment decision are no longer positive, there is a decline or anticipated decline in relative value, there is a decline in relative price strength and/or there is a decline in relative sector strength.

The FPA Investment Selection Process	FPA’s investment process is predicated on the belief that they can consistently differentiate between undervalued and overvalued securities. As a result, FPA emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. FPA uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock’s attractiveness. As with any investment process, there is no assurance of success. In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, FPA applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary

3

Portfolio Description and Risk Factors – The Institutional Small Capitalization Equity Portfolio (continued)

approach to determine a single score of attractiveness. Using this single score, FPA will rank a universe of stocks from the most attractive to least attractive and group them into deciles. Decile #1 contains stocks FPA believes are the most undervalued in the marketplace and most likely to appreciate to a higher rate. Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

The IronBridge Investment Selection Process	IronBridge uses a “Cash Flow Return on Investment” (“CFROI”) methodology to identify attractively priced wealth-creating companies. This involves a four step process. First, IronBridge screens a broad universe of small-cap stocks to determine where each company is in its life cycle and which variables are most important for analysis, rank the companies and compile a list of potential candidates. Next, IronBridge applies a “wealth creation” analysis to determine whether capital investment is creating or destroying shareholder value. In the third step, IronBridge takes the narrowed universe of stocks and applies a CFROI valuation model to determine the reasons for each company’s financial success and review each one to determine whether it appears likely to be able to repeat its performance in the future.

Principal Investment Risks.  The principal risks associated with an investment in this Portfolio are, in alphabetical order:

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings “Investment Risks and Strategies – About Hedging Strategies” and “Investment Risks and Strategies – About Other Permitted Instruments.”

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Mid Cap Risk – The Portfolio is authorized to invest up to 20% of its assets in securities whose capitalizations may exceed the Portfolio’s definition of “small cap issuers.” These companies may have greater financial resources, markets and depth of management than companies in the small cap universe and may be less likely to experience the rapid growth that small cap investors seek. As of the date of this Prospectus, companies with a market capitalization of between $2 billion and $15 billion would likely be included in the “mid cap” range.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

4

Portfolio Description and Risk Factors – The Institutional Small Capitalization Equity Portfolio (continued)

Performance.  Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio’s assets, expressed as a percentage of average net assets)

Management Fees*	0.63%
Other Expenses**	0.10%
Acquired fund fees and expenses***	0.01%
Total Annual Portfolio
Operating Expenses	0.74%

* The Portfolio is currently managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures shown assume the projected initial allocation of assets of 26% Frontier Capital Management, 19% Geewax, 17% Sterling Johnston, 23% IronBridge, and 15% FPA. Further information about the allocation of assets appears in this Prospectus under the heading “Management of the Trust.”

** Based on estimated amounts for the current fiscal year.

*** In addition to the Portfolio’s direct expenses, the Portfolio indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests. These acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of each Portfolio.

Example*:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$75
3 Years	$234

5

Portfolio Description and Risk Factors – The Institutional International Equity Portfolio

Investment Objective.  The investment objective of The Institutional International Equity Portfolio is to maximize total return by investing primarily (i.e. at least 80% of assets) in a diversified portfolio of equity securities issued in foreign markets, primarily by non-US issuers, in non-dollar currencies. Under normal market conditions, the Portfolio’s assets will be invested in equity securities of issuers located in at least three countries other than the United States. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

Principal Investment Strategies.  The Portfolio is designed to invest in the equity securities of non-U.S. issuers. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”). Currently, these markets are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Consistent with its objective, the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. The Portfolio may engage in transactions involving “derivative instruments” — forward foreign currency exchange contracts, option or futures contracts or similar instruments — in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated or to achieve market exposure pending investment. The Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Up to 10% of the total assets of the Portfolio may be invested in securities of companies located in emerging market countries.

Specialist Managers.  Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) currently provide portfolio management services to this Portfolio. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

The CapGuardian Investment Selection Process	CapGuardian’s selection process is a “bottom-up” approach based on fundamental research and emphasizes individual stock selections, with a focus on industries and market sectors represented in the MSCI EAFE® Index rather than country or regional allocation factors. Decisions with respect to both the purchase and sale of individual stocks are made in a manner that is consistent with this “core” investment focus and based on the analysis by one or more of CapGuardian’s individual portfolio managers of fundamental investment factors such as earnings, sales, product lines and other factors. CapGuardian may consider selling a security if the individual portfolio manager believes either anticipated earnings or growth potential of a particular issuer has been realized or the factors that underlie the original investment decision are no longer valid or the individual portfolio manager identifies a more attractive situation.

The Artisan Investment Selection Process	In selecting investments for the Portfolio, Artisan uses a fundamental stock selection process focused on identifying long-term growth opportunities. Artisan’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally.

•	Themes. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for our investment themes. Artisan incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision- making.

•	Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

•	Valuation. Artisan assesses the relationship between Artisan’s estimate of a company’s sustainable growth prospects and its stock price. Artisan utilizes multiple valuation metrics to establish price targets. The Portfolio may sell a stock when Artisan thinks the stock is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

6

Portfolio Description and Risk Factors – The Institutional International Equity Portfolio (continued)

The Causeway Investment Selection Process	Causeway’s investment approach is to identify stocks that appear to be undervalued through the use of a bottom-up stock selection process and with a view to controlling the volatility of returns. Investment decision-making is team-based and driven by fundamental research and quantitative risk analysis, with a focus on characteristics such as price-to-earnings ratios, dividend yields and share repurchases, price-to-book value and price-to-cash flow ratios and financial strength.

Principal Investment Risks.  The principal risks associated with an investment in this Portfolio are, in alphabetical order:

•	Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings “Investment Risks and Strategies – About Hedging Strategies” and “Investment Risks and Strategies – About Other Permitted Instruments.”

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index.

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk – Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

7

Portfolio Description and Risk Factors – The Institutional International Equity Portfolio (continued)

Performance.  Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses
(Expenses that are deducted from the Portfolio’s assets, expressed as a percentage of average net assets)

Management Fees*	0.45%
Other Expenses**	0.13%
Total Annual Portfolio
Operating Expenses***	0.58%

* Figures shown reflect the allocation of assets restated to reflect current fees payable to the Specialist Managers. The Portfolio is currently managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures shown assume the projected initial allocation of assets of 34% Artisan, 63% Capital Guardian, and 3% Causeway. The figures shown reflect the total Management Fees payable by the Portfolio. Further information about the allocation of assets appears in this Prospectus under the heading “Management of the Trust” and is also available in the Trust’s Statement of Additional Information.

** Based on estimated amounts for the current fiscal year.

*** Expenses attributable to the Fund’s investments in other investment companies, including closed-end funds and exchange-traded funds, if any, are currently estimated not to exceed 0.01% of net assets of the Portfolio.

Example*:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59
3 Years	$186

8

Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolios may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of each Portfolio’s securities, appears in the Statement of Additional Information.

About Equity Securities.  The prices of equity and equity-related securities will fluctuate — sometimes dramatically — over time and a Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Small Company Risk.  Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities.  Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s income.

Foreign Currency Risk.  The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Foreign Government Securities.  Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.

Emerging Market Securities.  Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

9

Investment Risks and Strategies (continued)

About Fixed Income Securities.  Fixed income securities — sometimes referred to as “debt securities” — include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors — the type of instrument, the issuer and the payment terms will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk.  Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.

Credit Risk.  Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired.

Real Estate Investment Trusts.  Each of the Portfolios may invest in equity interests issued by real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

About Temporary Investment Practices.  It is the intention of the Trust that each of the Portfolios be fully invested in accordance with its respective investment objective and policies at all times. A Specialist Manager may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to it by a particular Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities, short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization, and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of a Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the affected Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

About Hedging Strategies.  A Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager may use Hedging Strategies to gain market exposure pending direct

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Investment Risks and Strategies (continued)

investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest. In addition, The Institutional International Equity Portfolio may, but is not obligated to, use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by this Portfolio are denominated.

Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies. In addition, a Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Temporary Investment Strategies.  Each of the Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”), involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of a Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of a Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk.  The risk that certain securities may be difficult or impossible to sell at the time at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any

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Investment Risks and Strategies (continued)

of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Specialist Managers may also acquire, on behalf of a Portfolio, other securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Such investment company securities include interests in unit investment trusts structured to reflect a specified index, such as the S&P 500 Composite Stock Price Index Depositary Receipts (“SPDRs”) or the S&P Mid Cap 400 Index Depositary Receipts (“MidCap SPDRs”). The Portfolios may invest in these instruments (or similar instruments that may become available in the future) to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio, provided that only those listed on the American Stock Exchange or the New York Stock Exchange may be acquired. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.

Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. Each of the Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolios.

Many ETFs (“Index-based ETFs”) seek to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolios may invest in the iShares® Trust and iShares®, Inc. (“iShares®)”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund.

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Management of the Trust

The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.

Hirtle Callaghan serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“Hirtle Callaghan Agreement”) with the Trust. Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although Hirtle Callaghan advises the Board of Trustees with regard to investment matters, Hirtle Callaghan is not responsible for day-to-day investment decisions for the Trust or its Portfolios. Hirtle Callaghan is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Hirtle Callaghan may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the Hirtle Callaghan Agreement, Hirtle Callaghan does have direct authority to invest and reinvest the Trust’s assets but Hirtle Callaghan does not currently do so. Hirtle Callaghan is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.

Officers of Hirtle Callaghan serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Hirtle Callaghan Agreement, Hirtle Callaghan is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of Hirtle Callaghan are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, Hirtle Callaghan had, as of December 31, 2007, approximately $15 billion in assets under management. Hirtle Callaghan is controlled by one of its founders, Jonathan J. Hirtle.

Specialist Managers.  Day-to-day investment decisions for each of the Portfolios are the responsibility of one or more Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the respective Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, each of the Specialist Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios they serve.

In the case of those Portfolios that are served by more than one Specialist Manager, Hirtle Callaghan is responsible for determining the appropriate manner in which to allocate assets to each such Specialist Manager. Hirtle Callaghan may, increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. Hirtle Callaghan may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.

A detailed description of the Specialist Managers that currently serve the Trust’s various Portfolios and the individual portfolio managers is found in the Specialist Manager Guide included in this Prospectus.

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Shareholder Information

Purchases and Redemptions

Purchasing Shares of the Portfolios.  You may purchase shares of the Portfolios only if you are a client of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Shares of each of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV.  Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.

Acceptance of Purchase Orders; Anti-Money Laundering Policy.  Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, tax payer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a. Name;

b. Date of birth, for an individual;

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Shareholder Information (continued)

c. Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d. Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification.  As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares.  You may redeem your shares in each Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared – normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of each Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions.  Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of a Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the selected Portfolio. This is known as an “in-kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in a Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

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Shareholder Information (continued)

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of the a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of Hirtle Callaghan or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions.  Any income a Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Institutional Small Capitalization Equity Portfolio are paid on a quarterly basis. Income dividends, if any, on The Institutional International Equity Portfolio are paid semi-annually. Capital gains, if any, for the Portfolios are distributed at least annually.

Federal Taxes.  The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Tax Exempt Investors.

Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Taxable Investors.

Portfolio Distributions.  Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed at a rate as high as 35%, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.

Distributions of “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at a maximum rate of fifteen percent (15%). But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower tax rates to apply, non-corporate shareholders must have owned their Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that are otherwise qualifying dividends may be reduced as a result of a Portfolio’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities.

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Shareholder Information (continued)

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of dividends qualifying for this deduction may, however, be reduced as a result of a Portfolio’s securities lending activities, by a high portfolio turnover rate or by investment in debt securities or foreign corporations.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges.  You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in each Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans.  One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.

Foreign Taxes Incurred by The Institutional International Equity Portfolio.  It is expected that The Institutional International Equity Portfolio will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Institutional International Equity Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes paid by it. If this election is made, shareholders will be (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding.  A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders.  Nonresident aliens, foreign corporations and other foreign investors in the Portfolios will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains and, for distributions attributable to each Portfolio’s taxable year ending on June 30, 2008, net short-term capital gains of each Portfolio. The exemption may not apply, however, if the investment in a Portfolio is connected to a grade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for each Portfolio’s taxable year ending on June 30, 2008, Portfolio distributions

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Shareholder Information (continued)

attributable to U.S.-source interest income of each Portfolio will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Portfolio distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes.  You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions.  Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.

More information about taxes is in the Statement of Additional Information.

18

Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the respective Portfolios is available in the SAI.

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Artisan, the principal offices of which are located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, has provided investment management services for international equity assets since 1995. Artisan also maintains offices at 100 Pine Street, Suite 2950, San Francisco, California, 1 Maritime Plaza, Suite 1450, San Francisco, California, 1350 Avenue of the Americas, Suite 3005, New York, NY 10019 and Five Concourse Parkway, Suite 2120, Atlanta, Georgia. As of March 31, 2008, Artisan managed total assets of $49.7 billion, of which approximately $31 billion consisted of mutual fund assets. Artisan’s sole general partner is Artisan Investment Corporation, which is controlled by its founders, Andrew A. Ziegler and Carlene Murphy Ziegler.

Mr. Mark L. Yockey, a managing director of Artisan, is responsible for making day-to-day investment decisions for that portion of The Institutional International Equity Portfolio allocated to Artisan. Mr. Yockey joined Artisan in 1995 as a limited partner and portfolio manager. Before joining Artisan, Mr. Yockey was portfolio manager of United International Growth Fund and Vice President of Waddell & Reed, Inc., an investment adviser and mutual fund organization located in Missouri. Mr. Yockey holds BA and MBA degrees from Michigan State University and is a Chartered Financial Analyst.

For its services to the Portfolio, Artisan receives a fee, payable monthly, at an annual rate of 0.47% of the average daily net assets allocated to Artisan so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio allocated to Artisan at the following annual rates: 0.80% on assets up to $50 million; 0.60% on assets from $50 million to $100 million; and 0.70% on assets in excess of $100 million. For purposes of computing Artisan’s fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the Hirtle Callaghan Trust managed by Artisan; and (b) the net assets of The Institutional International Equity Portfolio of the Hirtle Callaghan Trust managed by Artisan.

Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The Institutional International Equity Portfolio. CapGuardian, the principal offices of which are located at 333 South Hope Street, Los Angeles, CA 90071, is a trust company and a registered investment adviser, and was organized as a corporation under California law in 1968. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., a group of companies that provides institutional investment services. As of March 31, 2008, CapGuardian managed total assets of in excess of $110 billion, including approximately $16.6 billion in assets of registered investment companies.

For its services to the Portfolio, CapGuardian receives a fee, based on the average of the month end net asset values of the account during the quarter, of that portion of the Portfolio’s assets managed by it, at an annual rate of: 0.70% for the first $25 million in such assets; 0.55% for the next $25 million in such assets; 0.425% for the next $200 million in such assets; and 0.375% for those assets in excess of $250 million. Certain fee discounts may apply based on the aggregated annual fees paid to CapGuardian by the Portfolio. When calculating the fees to be paid to CapGuardian by the Portfolio, the Portfolio assets allocated to CapGuardian are aggregated with certain other assets managed by CapGuardian to determine the fee rate that will apply.

CapGuardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the portion of the Portfolio managed by CapGuardian is divided into a segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a Portfolio’s objectives and policies and by CapGuardian’s investment committee. In addition, CapGuardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio segment. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Mr. Gerald Du Manoir, Senior Vice President of CapGuardian, joined the Capital organization in 1990. Mr. David I. Fisher, Chairman of the Board of CapGuardian, has been with the Capital organization since 1969. Mr. Arthur J. Gromadzki, a Senior Vice President of Capital International Research, Inc., an affiliate of CapGuardian, with European and non-U.S. equity portfolio management and investment analyst responsibilities, joined the Capital organization in 1987. Mr. Richard N. Havas is a vice chairman and director of CapGuardian (Canada), Inc., an affiliate of CapGuardian, with Global and non-U.S. portfolio management responsibilities, and joined the Capital organization in 1986. Mr. Seung Kwak, a senior vice president of Capital International K.K., an affiliate of CapGuardian, and a portfolio manager for Japan-only equity, joined the Capital organization in

19

Specialist Manager Guide (continued)

2002. Ms. Nancy J. Kyle is vice chairman and director of CapGuardian and joined the Capital organization in 1991. Mr. Lionel M. Sauvage is a senior vice president and a director of CapGuardian and has been with the Capital organization since 1987. Ms. Nilly Sikorsky is the chair of Capital International S.A., an affiliate of CapGuardian, and joined the Capital organization in 1962. Mr. Rudolf M. Staehelin is director and senior vice president of Capital International S.A., an affiliate of CapGuardian, who joined the Capital organization in 1981. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of CapGuardian analysts. This research team consists of over 30 analysts with an average of 11 years with CapGuardian and 17 years investment experience.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Causeway’s headquarters are located at 11111 Santa Monica Boulevard, Suite 1500, Los Angeles, CA 90025. As of March 31, 2008, Causeway, which is registered as an investment adviser with the Securities and Exchange Commission (“SEC”), had total assets under management of approximately $15.6 billion, of which $5.867 billion consisted of mutual fund assets. For its services to the Portfolio, Causeway receives a fee, payable monthly, at an annual rate of 0.45% of the average daily net assets allocated to Causeway.

Day-to-day management of those assets of The Institutional International Equity Portfolio allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin, each of whom has been an investment professional with Causeway since 2001. Ms. Ketterer and Mr. Harford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, and Mr. Durkin, a vice president, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001.

FPA Portfolio Associates LLC (“FPA”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. FPA, which was organized as a Massachusetts limited liability company in 1982, is headquartered at One Boston Place, 34th Floor, Boston, Massachusetts 02108.

For its services to the Portfolio, FPA receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.30%. After June 30, 2010, this fee will increase to 0.40%

Day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio that will be allocated to FPA are the responsibility of Oliver Buckley, President & CEO, and Tony Garvin, Senior Vice President and Senior Portfolio Manager. Mr. Buckley has been with FPA Portfolio Associates since 2000. Prior to joining FPA, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent 5 years at BARRA as the manager of Equity Consulting Services. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. Mr. Garvin joined FPA Portfolio Associates in 2004. Prior to joining FPA, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.

As of March 31, 2008, FPA had approximately $24.4 billion in assets under management, of which approximately $13.9 billion represented assets of mutual funds.

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. For its services to the Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45%. Frontier, the principal offices of which are located at 99 Summer Street, Boston, Massachusetts 02110, was established in 1980 and is a registered investment adviser. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolio’s assets assigned to Frontier. Mr. Cavarretta has been President of Frontier since 2006, is a Chartered Financial Analyst and has been an investment professional with Frontier since 1988. Before joining Frontier, Mr. Cavarretta was a financial analyst with General Electric Co. and attended Harvard Business School (M.B.A. 1988). Frontier had, as of December 31, 2007, approximately $6.3 billion in assets under management, of which approximately $368 million represented assets of mutual funds. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

20

Specialist Manager Guide (continued)

Geewax & Partners, LLC (“Geewax”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. For its services to the Portfolio, Geewax receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.30%. The principal offices of Geewax are located at 414 Old Baltimore Pike, PO Box 2700, Chadds Ford, PA 19317. John Geewax has been a General Partner and Chief Investment Officer of the firm since its founding in 1982. Mr. Geewax, who holds an MBA and JD from the University of Pennsylvania, is primarily responsible for making day-to-day investment decisions for that portion of the Portfolio’s assets assigned to Geewax. JoePaul Puthenangadi is the designated assistant portfolio manager for the portion of the Portfolio’s assets assigned to Geewax. JoePaul joined Geewax in 1998 and provides research and statistical support for the firm. JoePaul earned his MBA from Drexel University in 1998. As of March 31, 2008, Geewax managed assets of approximately $240 Million, of which approximately $131.7 Million represented assets of mutual funds. Geewax, a Pennsylvania limited liability company, is controlled by Mr. Geewax.

IronBridge Capital Management LP (“IronBridge”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. IronBridge, which was organized in 1999, is located at One Parkview Plaza, Suite 600, Oakbrook Terrace, Illinois 60181.

For its services to the Portfolio, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.95%.

Day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio allocated to IronBridge by the Board of Trustees are the responsibility of Christopher C. Faber and Jeffrey B. Madden. Mr. Faber is a Portfolio Manager/ Analyst who founded IronBridge in 1999, prior to which he spent 13 years as a Founding Partner and Portfolio Consultant for HOLT Value Associates, LP. Mr. Madden joined IronBridge in 2000 as an equity analyst. Before joining IronBridge, Mr. Madden worked at Accenture in the Retail Management Consulting Practice. As of May 31, 2008, IronBridge had approximately $4.4 billion in assets under management, of which approximately $587 million represented assets of mutual funds.

Sterling Johnston Capital Management, L.P.  (“Sterling Johnston”), a registered investment adviser since 1985, serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Sterling Johnston’s principal offices are located at 50 California Street, San Francisco, California 94111. As of March 31, 2008, Sterling Johnston managed assets of $1.09 billion, of which approximately $108 million represented assets of mutual funds.

For its services to the Portfolio, Sterling Johnston receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.75%.

Day-to-day investment decisions for the Sterling Johnston Account are the responsibility of Scott Sterling Johnston, who also serves as the firm’s Chairman. Mr. Johnston has served in this capacity for Sterling Johnston and its predecessor firms since 1985. Sterling Johnston is an independent investment advisory firm; 100% of the firm’s equity is held by its principles, including Mr. Johnston, who holds a controlling interest in the firm.

21

The Hirtle Callaghan Trust

For More Information:
For more information about any of the Portfolios of The Hirtle Callaghan Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the Hirtle Callaghan Agreement and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2007.

Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at The Hirtle Callaghan Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596).

Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-08918.

STATEMENT OF ADDITIONAL INFORMATION
THE INSTITUTIONAL SMALL CAPITALIZATION EQUITY PORTFOLIO
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
THE HIRTLE CALLAGHAN TRUST
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to The Hirtle Callaghan Trust (“Trust”). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). Hirtle, Callaghan & Co., Inc. (“Hirtle Callaghan”) serves as the overall investment adviser to the Trust. This document, although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectus and should be read in conjunction with the Trust’s Prospectus dated June 23, 2008. A copy of that Prospectus is available by contacting the Trust at (800) 242-9596.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	2	Management of the Trust

Further Information About the Trust’s Investment Policies	8	Investment Risks and Strategies

Investment Restrictions	19	Investment Risks and Strategies

Additional Purchase and Redemption Information	21	Shareholder Information

Portfolio Transactions and Valuation	21	Shareholder Information

Additional Information About Portfolio Managers	23	Management of the Trust

Dividends, Distributions and Taxes	30	Shareholder Information

History of the Trust and Other Information	32	Management of Trust

Proxy Voting	33	N/A

Independent Registered Public Accounting Firm and Financial Statements	36	Financial Highlights

Ratings Appendix		N/A
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The date of this Statement of Additional Information is June 23, 2008.

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of seven members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers of Hirtle Callaghan and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM	PRINCIPAL	IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 61	Chairman and President	Indefinite; Since: 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal with Hirtle Callaghan.	14	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 46	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	For more than the past five years, Mr. Zion has been a Principal of Hirtle Callaghan.	14	None

Peter R. Guarino — Managing Director; Foreside Compliance Services LLC Two Portland Square, 1st Flr Portland, ME 04101 Age: 49	Chief Compliance Officer	One Year; Since: 07/01/07	Managing Director of Foreside Compliance Services, LLC since 2004; Independent Compliance Consultant from 2002 to 2004; General Counsel and Global Compliance Director of MiFund, Inc. (mutual fund services) from 2000 to 2002	14	NA

Kerry Reilly Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 42	Secretary	Indefinite; Since 12/12/06	Vice President (since January 2008), Counsel (since July, 2007), Assistant Counsel (January 2006 — June 2007) Legal Services, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.); from June 2004 to May 2005, employee of CitiStreet LLC: from June 1987 through October 2001, employee of Fidelity Investments.	14	NA

*	Mr. Zion may be deemed to be an “interested person,” as defined by the Investment Company Act, because of his employment with Hirtle Callaghan, the overall investment adviser to the Trust. Mr. Callaghan may be deemed to be an interested person because he is a member of the Board of Directors of Hirtle Callaghan.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM	PRINCIPAL	IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 60	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Goodman has been President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	14	None

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 64	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been associated with CRA Real Estate Securities, L.P., a registered investment adviser ad indirect, wholly owned subsidiary of ING Group.	14	ING Clarion Real Estate; ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 62	Trustee	Indefinite; Since 7/15/99	Since early 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	14	None

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway — Suite 1570 Houston, TX 77019-2125 Age: 69	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of the Wortham Foundation and has been a Trustee for more than the past five years.	14	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/01/04	Mr. Magarick has been retired since June 3, 2004; Until June 2004 Mr. Magarick was a partner in the auditing form of BDO Seidman, LLP.	14	Atlas Pipeline Holdings, LP

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
Committees of the Board of Trustees. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.

The Executive Committee is generally authorized to act for the full Board in all matters for which the affirmative vote of a majority of the Independent Trustees is not required under the Investment Company Act or other applicable law. The Executive Committee, whose members are Messrs. Callaghan, Zion and Goodman, did not meet during the fiscal year ended June 30, 2007.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2007. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust.
The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2007.
COMPENSATION ARRANGEMENTS. Effective January 1, 2008, each of the Independent Trustees receives from the Trust a fee of (i) $40,000 per year; (ii) an additional $10,000 for each regular Board meeting attended by him in person, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per special meeting attended by him in person or by telephone, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2007 (excluding reimbursed expenses).

	AGGREGATE	PENSION	ESTIMATED BENEFITS
	COMPENSATION	RETIREMENT	UPON RETIREMENT	TOTAL
	FROM	BENEFITS FROM	FROM	COMPENSATION
NAME	THE TRUST	THE TRUST	THE TRUST	FROM THE TRUST
Ross H. Goodman	$58,750	none	none	$58,750
Jarrett Burt Kling	$58,750	none	none	$58,750
R. Richard Williams	$58,750	none	none	$58,750
Richard W. Wortham, III	$58,750	none	none	$58,750
Harvey G. Magarick	$63,750	none	none	$63,750
TRUSTEE OWNERSHIP OF SECURITIES OF THE HIRTLE CALLAGHAN TRUST. As of December 31, 2007, none of the Trustees held any beneficial interest in shares of the Portfolios described in this Statement of Additional Information, which had not yet commenced operations. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Trust as of December 31, 2007. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of Hirtle Callaghan and shareholders of the Trust.

JARRETT
	DONALD. E.	ROBERT	ROSS H.	BURT	RICHARD R.	RICHARD W. WORTHAM,	HARVEY G.
	CALLAGHAN	J. ZION	GOODMAN	KLING	WILLIAMS	III*	MAGARICK
AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	a	e	e	a	e

NOTE:	a = None
b = $1 — $10,000
c = $10,001 — $50,000
d = $50,001 — $100,000
e = Over $100,000

*	Richard W. Wortham serves as a trustee for the Wortham Foundation which holds shares of several Trust Portfolios, which holdings had values at December 31, 2007 of over $100,000 in each Portfolio. Mr. Wortham has no beneficial interest in the Foundation.
MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, each of the Portfolios described in this Statement of Additional Information employs the multi-manager structure.
Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, Hirtle Callaghan may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.
Allocation of Assets Among Specialist Managers. Hirtle Callaghan is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. Hirtle Callaghan and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for a particular Portfolio.
INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by Hirtle Callaghan and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The Hirtle Callaghan Agreement. The services provided to the Trust by Hirtle Callaghan, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust (“Hirtle Callaghan Agreement”).

The Hirtle Callaghan Agreement was entered into on June 23, 2008 and runs for an initial term of two years. Thereafter, it will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The Hirtle Callaghan Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Hirtle Callaghan Agreement permits the Trust to use the name “Hirtle Callaghan.” In the event, however, that the Hirtle Callaghan Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name “Hirtle Callaghan” and to change the name of the Trust as soon as is reasonably practicable. The Hirtle Callaghan Agreement further provides that Hirtle Callaghan will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the Hirtle Callaghan Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.
The Hirtle Callaghan Agreement was last approved by the Trust’s Board (including a majority of the Independent Trustees) at a meeting held on March 11, 2008. It became effective following its approval by each Portfolio’s sole initial shareholder on June 23, 2008, replacing a prior non-discretionary agreement and without changing the rate at which advisory fees are computed for the Trust.
During the third quarter of 2008 it is expected that Hirtle Callaghan & Co., Inc., which has served as the Trust’s investment adviser since the Trust’s inception, will: (i) change its name to Hirtle Callaghan & Co. Holdings, Inc.; (ii) organize a limited liability company (“LLC”) under the laws of the Commonwealth of Pennsylvania and serve as that LLC’s sole member; and (iii) transfer substantially all of its assets and liabilities to the LLC. The LLC will then continue the business of providing investment advisory services to the Trust and all other clients of the firm under the name “Hirtle Callaghan & Co., LLC.” These transactions are being undertaken to provide the Hirtle Callaghan organization with a more flexible organizational scheme and will not result in any substantive change in the nature or quality of the services provided to clients or the Trust, or the personnel who deliver these services. Transition of those advisory agreements pursuant to which these services are provided to the new subsidiary company will occur following the effective date of its registration as an investment adviser and in accordance with the approval of the Trust’s Board of Trustees and, in the case of private agreements, as deemed appropriate by Hirtle Callaghan. This transition is expected to be completed during August, 2008.
Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Portfolio Management Contracts and the Portfolios to which they relate are set forth below:

MOST RECENT CONTRACT
		SERVED PORTFOLIO	APPROVAL
PORTFOLIO	SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
The Institutional Small Capitalization Equity Portfolio	Geewax & Partners, LLC (“Geewax”)(1)	Inception (June 23, 2008)	June 23, 2008	March 11, 2008

	Frontier Capital Management Company, LLC (“Frontier”)	Inception	June 23, 2008	March 11, 2008

	Sterling Johnston Capital Management, Inc. (“Sterling Johnston”)	Inception	June 23, 2008	March 11, 2008

	FPA Portfolio Associates LLC (“FPA”)	Inception	June 23, 2008	March 11, 2008

	IronBridge Capital Management, L.P. (“IronBridge”)	Inception	June 23, 2008	March 11, 2008

The Institutional International Equity Portfolio	Capital Guardian Trust Company (“CapGuardian”)	Inception	June 23, 2008	March 11, 2008

	Artisan Partners Limited Partnership (“Artisan”)	Inception	June 23, 2008	March 11, 2008

	Causeway Capital Management LLC (“Causeway”)	Inception	June 23, 2008	March 11, 2008

(1)	The Portfolio Management Contract between Geewax and the Trust provides that Geewax’s indemnification obligation with respect to information provided to the Trust by Geewax in connection with certain filings made by the Trust with the SEC will not apply unless Geewax has had an opportunity to review such filings for a specified period of time prior to the date on which they are filed and unless Geewax is notified in writing of any claim for indemnification within specified periods.
INVESTMENT ADVISORY FEES: HIRTLE CALLAGHAN. Under the Hirtle Callaghan Agreement, Hirtle Callaghan receives a fee from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets. Because the Portfolios described in this Statement of Additional Information have not yet commenced operations, Hirtle Callaghan did not receive any fees from these Portfolios in any of the Trust’s last three fiscal years.
INVESTMENT ADVISORY FEES: SPECIALIST MANAGERS. In addition to the fees paid by the Trust to Hirtle Callaghan, each of the Portfolios pays a fee to its Specialist Managers. The Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectus.

SPECIALIST MANAGER FEES. Because the Portfolios described in this Statement of Additional Information have not yet commenced operations, none of the Specialist Managers has received any fees from these Portfolios in any of the Trust’s last three fiscal years.
ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services, Ohio, Inc.) (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”), which is computed daily and paid monthly in arrears, calculated at an annual rate of: 0.054% of the Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Portfolios’ average daily net assets in excess of $6 billion.
Because the Portfolios described in this Statement of Additional Information have not yet commenced operations, Citi did not receive any fees from these Portfolios in any of the Trust’s last three fiscal years.
Under a Compliance Services Agreement between the Trust and Citi, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer, and assisting in preparing or providing documentation for the Trust’s Chief Compliance Officer (the “CCO”), to deliver to the Board.
Foreside Fund Services LLC (“Foreside”) is the Trust’s principal underwriter pursuant to an agreement approved by the Board on July 27, 2007. Because shares of the Trust’s Portfolios are available only to clients of Hirtle Callaghan and financial intermediaries that have established a relationship with Hirtle Callaghan, the services provided by Foreside are limited. Foreside will receive an annual fee of $15,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at Two Portland Square, Portland, ME 04101.
Under a separate Compliance Services Agreement between the Trust and Foreside Compliance Services, LLC, Two Portland Square, Portland, ME, 04101 (“Foreside Compliance”), Foreside Compliance makes a Foreside Compliance employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers. Foreside Compliance is an affiliate of Foreside, the principal underwriter for the Trust.
State Street Bank and Trust Company is the Trust’s custodian and is an affiliate of SSgA FM, which serves as a Specialist Manager for certain other Portfolios of the Trust. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. To the extent that a Portfolio invests in securities from emerging markets, the custodian may be compensated at a higher rate for such assets. The offices of the custodian are located at 225 Franklin Street, Boston, Massachusetts 02110.
FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
The two portfolios described in this Statement of Additional Information are The Institutional Small Capitalization Equity Portfolio and The Institutional International Equity Portfolio. The following discussion supplements the discussion of the investment risks associated with the types of investments that may be made by Specialist Managers on behalf of these Portfolios. The table below summarizes the range of investments that the individual Portfolios are permitted to acquire. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information.

Investment Instrument	Small Cap		Intern’l
(1) ADRs, EDRs and GDRs	x		x
(2) Agencies		*		*
(3) Cash Equivalents		*		*
(4) Commercial Paper		*		*
(5) Common Stock	x		x
(6) Convertibles	x		x
(7) Depository Receipts	x		x
(8) Emerging Markets Securities	x		x
(9) Foreign Currency	x		x
(10) Foreign Equity (US $)	x		x
(11) Foreign Equity (non-US $)	x		x
(12) Forwards		**	x
(13) Futures		**		**
(14) Investment Companies (e.g. SPDRs, iShares®)	x		x
(15) Money Market Funds	x		x
(16) Options		**		**
(17) Preferred Stock	x		x
(18) REITS	x		x
(19) Repurchase Agreements		*		*
(20) Reverse Repurchase Agreements		*		*
(21) Rights	x		x
(22) Securities Lending	x		x
(23) Short Sales		**		**
(24) Structured Notes	x		x
(25) Swaps	x		x
(26) U.S. Governments		*	x
(27) Warrants	x		x
(28) When-Issued Securities	x		x

*	Money market instruments for cash management or temporary purposes

Italics = derivative investments

**	For hedging purposes
REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).
MONEY MARKET INSTRUMENTS.
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.
COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.
VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.
SECURITIES LENDING. The Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower.
OTHER FIXED INCOME SECURITIES AND STRATEGIES.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
WHEN-ISSUED SECURITIES. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, however, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
FOREIGN INVESTMENTS.
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets, may be sponsored by the foreign issuer of the underlying security or may be unsponsored. The Institutional International Equity Portfolio is permitted to invest in ADRs. Additionally, the Portfolio may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. EDRs are generally issued in bearer form and denominated in foreign currencies and, for this reason, are subject to the currency risks described below. GDRs are similar to EDRs, but designed for use in multiple global markets. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result.
The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.
CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectus, certain Portfolios may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.
ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.
FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To the extent indicated in the Prospectus, the Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The Institutional International Equity Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.
At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
HEDGING INSTRUMENTS.
OPTIONS. To the extent indicated in the Prospectus, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.
OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.
Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.
Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may by used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction

(including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.
FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectus, the Portfolios may use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. A Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, a Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.
As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
OTHER HEDGING INSTRUMENTS. Generally, a fund’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.
Certain Portfolios may invest in Exchange-Traded Funds (“ETFs”) as part of each portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolios may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.
iShares®* are exchange-traded funds, traded on the American Stock Exchange, Chicago Board Options Exchange and New York Stock Exchange. iShares® are not actively managed. Rather, an iShares®’ objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by iShares® at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the iShares® portfolio was not fully invested in such securities. Because of this, the price of iShares can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such iShares®.
The Portfolios may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
A PORTFOLIO MAY NOT:
1.	Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

* iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund. performance of the specified index due to reductions in the iShares’ performance attributable to transaction and other expenses, including fees paid by the iShares portfolio to service providers.

iShares® is a registered investment company unaffiliated with the Portfolios, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectus.

8.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectus.

9.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.
The following investment restrictions (10 through 14) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.
10.	A Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectus.

11.	A Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

12.	Assets of any Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.

13.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

14.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice as required by Rule 35d-1 under the Investment Company Act prior to any change in such an investment policy. As of the date of this Statement of Additional Information, that meant that any notice required to be delivered to shareholders of such Portfolios for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided with at least 60 days’ notice in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important

Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
a.	The Institutional Small Capitalization Equity Portfolio will invest at least 80% of its assets in equity securities of small capitalization issuers, as defined in the Trust’s Prospectus.

b.	The Institutional International Equity Portfolio will invest at least 80% of its assets in equity securities of issuers located in at least three countries other than the United States.
An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.
PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolios have not yet commenced operations, no brokerage commissions have been paid by the Portfolios.
The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.
In no instance will portfolio securities be purchased from or sold to Specialist Managers, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more other client accounts (which may include mutual funds) managed or advised by a Specialist Manager. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.
PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. It is not anticipated that the annual portfolio turnover rate for The Institutional International Equity Portfolio will exceed 100% under normal circumstances. The annual portfolio turnover rate for The Institutional Small Capitalization Equity Portfolio is likely to exceed 100% under normal circumstances.
Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. Because the Portfolios have not yet commenced operations, there are no portfolio turnover rates to report.
VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger

PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Specialist Managers may also disclose certain portfolio transaction information to third-party vendors in connection with the evaluation of the quality and cost of such transactions. Neither the Trust nor any service provider to the Trust may disclose material information about the Funds’ portfolios holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Funds. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of Hirtle Callaghan.
As noted in the Prospectus, investment in the Trust is currently limited to clients of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Accordingly, unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2007.
It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Artisan Investment Corp has a controlling interest in Artisan Partners. Mr. Mark L. Yockey, a managing director of Artisan Partners, is responsible for making day-to-day investment decisions for that portion of The Institutional International Equity Portfolio allocated to Artisan Partners.
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Mark L. Yockey	5	$17.8 billion	3	$469 million	27	$8.3 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Mark L. Yockey	0	—	0	—	0	—
CONFLICTS OF INTEREST. Artisan Partners’ international growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within two investment strategies (international growth and international small-cap growth). These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. All investment accounts managed by Artisan Partners within a single investment strategy are managed to a single model, such that all client portfolios within a particular investment strategy (including the international growth investment strategy in which Artisan Partners manages assets for the Hirtle Callaghan Institutional International Equity Portfolio) are essentially the same, provided that there may be certain exceptions resulting from: (i) client-directed restrictions and limitations; and (ii) cash flows into and out of such accounts. Because of these considerations, and because of differences between Artisan Partners’ international growth and international small-cap growth strategies, Artisan Partners’ international growth investment team may from time to time purchase securities, including initial public offerings, for one client account, but not for another client account for which that team is responsible. As a result, performance dispersion among client accounts within the international growth strategy may occur. In addition, some of the portfolios Artisan Partners manages in its international growth strategy may have fee structures, including performance fees that are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the fund to Artisan Partners.
Artisan Partners has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the potential conflicts associated with managing portfolios for multiple clients. In addition, Artisan Partners monitors a variety of areas, including compliance with primary fund guidelines (to the extent applicable to the Artisan Partners portion of the portfolio), the allocation of IPOs and compliance with the firm’s Code of Ethics.
COMPENSATION. An Artisan Partners portfolio manager is compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy, including the fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio manager’s interests more closely with the long-term interests of clients. Artisan Partners portfolio managers participate in group life, health, medical reimbursement, and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers have limited partnership interests in the firm.
Capital Guardian Trust Company (“CapGuardian”) serves as a Specialist Manager for The Institutional International Equity Portfolio. CapGuardian is a wholly owned subsidiary of Capital Group International, Inc., a group of companies that provides institutional investment services. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of The Institutional International Equity Portfolio allocated to CapGuardian.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES(1)		VEHICLES(2)		OTHER ACCOUNTS(3,4)
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
MANAGER NAME	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
Du Manoir, Gerald	6	1.59 billion	8	14.29 billion	281	31.89 billion
Fisher, David	23	21.81 billion	28	30.94 billion	250	74.36 billion
Gromadzki, Arthur	6	1.59 billion	7	14.24 billion	192	29.99 billion
Havas, Richard	11	2.98 billion	21	22.24 billion	162	53.43 billion
Kwak, Seung	6	1.59 billion	8	14.38 billion	155	54.84 billion
Kyle, Nancy	10	2.85 billion	15	20.61 billion	125	38.43 billion
Sauvage, Lionel	10	2.85 billion	21	27.00 billion	232	73.79 billion
Sikorsky, Nilly	9	2.67 billion	17	23.37 billion	261	79.15 billion
Staehelin, Rudolf	10	2.85 billion	19	25.80 billion	208	57.68 billion

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT
	COMPANIES(1)		VEHICLES(2)		OTHER ACCOUNTS(3,4)
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
MANAGER NAME	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
Du Manoir, Gerald	0	—	0	—	2	0.63	billion
Fisher, David	0	—	0	—	8	3.22	billion
Gromadzki, Arthur	0	—	0	—	4	1.43	billion
Havas, Richard	0	—	0	—	7	1.98	billion
Kwak, Seung	0	—	0	—	15	10.22	billion
Kyle, Nancy	0	—	0	—	4	1.47	billion
Sauvage, Lionel	0	—	0	—	16	6.80	billion
Sikorsky, Nilly	0	—	0	—	29	14.84	billion
Staehelin, Rudolf	0	—	0	—	12	5.78	billion

(1)	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(2)	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(3)	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the named individual portfolio manager which will be a substantially lower amount.

(4)	Reflects other professionally managed accounts held at CapGuardian or companies affiliated with CapGuardian. Personal brokerage accounts of portfolio managers and their families are not reflected.
CONFLICTS OF INTEREST. CapGuardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CapGuardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. At CapGuardian, portfolio managers and investment analysts are paid competitive salaries, a bonus that is directly tied to individual investment results and may participate in our profit sharing plan. Analysts also receive a subjective bonus that is based on their contribution to the research process. The relative mix of compensation represented by salary, bonuses and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, the investment bonus is calculated by comparing total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average. Much greater weight is placed on the four-year and eight-year rolling averages.
For portfolio managers, benchmarks may include measures of the marketplace in which the relevant portfolio invests and the results of a competitive universe of comparable institutional accounts or mutual funds. For investment analysts, benchmarks include both appropriate industry indices reflecting their areas of expertise and relevant market measures.
The benchmarks used to measure performance of the portfolio managers for the International Equity Portfolio include, as applicable, an adjusted MSCI EAFE Index, an adjusted Lipper International Index, an adjusted MSCI Europe Index, a customized index based on the median results with respect to Europe from Callan Associates, Evaluation Associates, Russell Mellon, and Lipper, an adjusted MSCI Japan Index and a customized index based on the median results with respect to Japan from Intersec Research, Mercer, and Watson Wyatt.

OWNERSHIP OF FUND SHARES: To our knowledge, based on the information available for the time period ending March 31, 2008, the portfolio managers of the Institutional International Equity Portfolio did not own any shares of that fund.
Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Day-to-day responsibility for the management of those assets of the Portfolio allocated to Causeway will be the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	3	$5.68 billion	7	$1.86 billion	64	$7.108 billion
Harry W. Hartford	3	$5.68 billion	7	$1.86 billion	69	$7.117 billion
James A. Doyle	3	$5.68 billion	7	$1.86 billion	66	$7.110 billion
Jonathan P. Eng	3	$5.68 billion	7	$1.86 billion	62	$7.108 billion
Kevin Durkin	3	$5.68 billion	7	$1.86 billion	61	$7.107 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Sarah H. Ketterer	0	$0	0	$0	2	$558 million
Harry W. Hartford	0	$0	0	$0	2	$558 million
James A. Doyle	0	$0	0	$0	2	$558 million
Jonathan P. Eng	0	$0	0	$0	2	$558 million
Kevin Durkin	0	$0	0	$0	2	$558 million
CONFLICTS OF INTEREST. The portfolio managers at Causeway who manage the portion of assets of The Institutional International Equity Portfolio that are allocated to Causeway (“Causeway Portfolio”) also provide investment management services to other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, and other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers may employ an investment strategy similar to that used in managing the Causeway Portfolio, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Causeway Portfolio that they may also recommend to Other Accounts. The portfolio managers may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolio or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in mutual funds managed and sponsored by Causeway and some of them invest in Causeway Emerging Markets Fund, which is also sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.
Actual or potential conflicts of interest may arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest, including policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information, as well as a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.
COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway, to distributions of Causeway’s profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salaries, incentive compensation and distributions of Causeway’s profit based on their minority ownership interests. Salary and incentive compensation are determined by Causeway’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolio or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.
FPA Portfolio Associates LLC (“FPA”). FPA serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. FPA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio allocated to FPA.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Oliver Buckley	17	$13.8 billion	3	$489 million	66	$9.3 billion
Tony Garvin	12	$ 4.7 billion	3	$489 million	66	$9.3 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Oliver Buckley	2	$8.7 billion	0	0	10	$1.6 billion
Tony Garvin	0	0	0	0	10	$1.6 billion
CONFLICTS OF INTEREST. FPA manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. FPA’s process is to rebalance all portfolios in the same style at the same time to ensure that no single portfolio is advantaged or disadvantaged over the others in the style. The rebalancing is done without regard to client type or fee schedule.
FPA has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, FPA believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.
Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta is responsible for making day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio allocated to Frontier.
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Michael A. Cavarretta	1	$189 million	1	$71 million	31	$1.6 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Michael A. Cavarretta	0	—	0	—	0	—
CONFLICTS OF INTEREST. In connection with its management of client accounts, Frontier is subject to a number of potential conflicts of interest. An advisory fee based on the performance of an account may create a conflict of interest for Frontier when compared to accounts where Frontier is paid based on a percentage of assets. The conflict is that Frontier may have an incentive to allocate securities preferentially to the account where Frontier might share in investment gains. In order to address this potential conflict, Frontier’s trade allocation procedures are designed to ensure that allocations of orders among all Frontier client accounts are made in a fair and equitable manner and may not be based on the amount or structure of management fees.
Other potential conflicts include the allocation of securities among similar strategies; the allocation of IPOs; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts. Frontier believes that it has written policies and procedures in place that are reasonably designed to address these and other potential conflicts of interest.
COMPENSATION. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are equity owners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.
Geewax & Partners, LLC (“Geewax”) Geewax serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Messrs. John J. Geewax and Bruce Terker have a controlling interest in Geewax. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio allocated to Geewax.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
John J. Geewax	3	$17.5 million	1	$6.3 million	6	$101.7 million
JoePaul Puthenangadi	3	$17.5 million	1	$6.3 million	6	$101.7 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
John J. Geewax	0	n/a	0	n/a	0	n/a
JoePaul Puthenangadi	0	n/a	0	n/a	0	n/a
CONFLICTS OF INTEREST. To alleviate the potential for conflicts of interest among accounts with the same investment philosophy, we allocate investment opportunities pro-rata across all accounts; and the effectiveness of this allocation is monitored by looking at performance over time across all accounts that have the same investment philosophy. In addition, Geewax has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Geewax believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. Geewax’s senior personnel are compensated at a fixed rate comparable to what its competitors are offering — including bonuses. This core group includes the firm’s Director of Quantitative Research (10 years with GT&Co.), the Head of Accounting/Reconciliation (10 years with GT&Co.), and the Head of Administration/Compliance Reporting & Monitoring (8 years with GT&Co.).
Geewax’s Partner and Retired Partner receive a residual draw only based on profitability.
All employees also participate in a bonus system structured around responsibility and firm revenues.
IronBridge Capital Management LP (“IronBridge”) IronBridge serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Messrs. Christopher Faber, Samuel Eddins and various officers have a controlling interest in IronBridge. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of The Institutional Small Capitalization Equity Portfolio allocated to IronBridge.
OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	5	$789 million	2	$177 million	76	$3.064 billion
Jeff Madden	5	$789 million	2	$177 million	74	$2.859 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Chris Faber	0	—	0	—	6	$593 million
Jeff Madden	0	—	0	—	3	$388 million

CONFLICTS OF INTEREST. IronBridge has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.
While there is no guarantee that such policies and procedures will be effective in all cases, IronBridge believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. IronBridge portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual professional performance through out the year and the success of the firm, rather than the performance of individual accounts. Portfolio managers have the option to take the bonus in cash or equity ownership of IronBridge. Ownership in IronBridge aligns our portfolio managers’ long term interests with those of our clients.
Sterling Johnston Capital Management L.P. (“Sterling Johnston”) serves as a Specialist Manager for The Institutional Small Capitalization Equity Portfolio. Sterling Johnston Capital Management, Inc., Scott Sterling Johnston, Chairman of Sterling Johnston has a controlling interest in Sterling Johnston. Mr. Johnston is the portfolio manager responsible for making day-to-day investment decisions for The Institutional Small Capitalization Equity Portfolio.
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Scott Sterling Johnston	0	—	1	$108 million	43	$1.09 billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Scott Sterling Johnston	0	—	1	$108 million	19	$592 million
CONFLICTS OF INTEREST. Sterling Johnston has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Sterling Johnston believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. Sterling Johnston portfolio manager’s compensation is based on a base salary and annual bonus. The annual bonus is tied to individual performance through out the year. Ownership in Sterling Johnston aligns its portfolio managers’ long term interests with those of its clients.
DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectus, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Institutional Small Capitalization Equity Portfolio will declare and distribute dividends from net investment income on a quarterly basis and The Institutional International Equity Portfolio will declare dividends semi-annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code and the regulations issued under it and court decisions and administrative interpretations as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.
TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.
First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.
Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.
Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.
Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.
A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.
TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to avoid the tax consequences described above, those Portfolios authorized to invest in foreign securities will attempt to avoid investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments, such as futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.
HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end diversified, series, management investment company. The Trust currently offers shares of fourteen investment portfolios, each with a different objective and differing investment policies. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this Prospectus, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts. As of the date of this Statement of Additional Information, the Trust has not made this feature available to any such investment manager.
As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

PRINCIPAL SECURITYHOLDERS. As of the date of this Statement of Additional Information the Portfolios described herein had not yet commenced operations. Accordingly, there were no persons that held, as of record or beneficially, 5% or more of shares of these Portfolios. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.
POTENTIAL CONFLICTS OF INTEREST. The Trust, Hirtle Callaghan and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.
PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (collectively, “Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager. It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

SPECIALIST MANAGER	SUMMARY
Frontier Capital Management Company, LLC (“Frontier”)	Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).

Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) and ADP Financial Services, Inc. (“ADP”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines.

Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.

In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.

Geewax & Partners, LLC (“Geewax”)	Geewax votes all proxies in its client’s best interests; an outline of voting guidelines is available to clients upon request. Geewax generally votes with management, except in cases in which such a vote would be contrary to the enhancement of shareholder value. Specific guidelines include voting: (i) against all proposals that indicate they could be anti-takeover; (ii) for shareholder proposals that, in Geewax’s judgment, may enhance the accountability of management to shareholders; and (iii) in the case of proposed mergers and acquisitions, on a case-by-case basis.

SPECIALIST MANAGER	SUMMARY
Artisan Partners Limited Partnership (“Artisan”)	Artisan votes proxies in the manner that, in the judgment of Artisan, is in the economic best interests of the Portfolio. The investment philosophy of Artisan is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan generally makes investments in companies in which Artisan has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan does not vote proxies in those jurisdictions in which doing so might impair Artisan’s ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan’s voting process, Artisan has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes. In such circumstances, members of Artisan’s Proxy Committee generally vote in accordance with the recommendations of a proxy service provider that itself is not conflicted or conducts an independent review of the proposed vote.

Capital Guardian Trust Company (“CapGuardian”)	CapGuardian considers proxy voting an important part of its investment management services to clients. The procedures that govern proxy voting activities are reasonably designed to ensure that proxies are voted in a manner that maximizes long-term shareholder value and are in the best interest of CapGuardian’s clients. Proxy issues are evaluated on their merits and are considered in the context of the analyst’s knowledge of a company, its current management, management’s past record and CapGuardian’s general position on the issue.

CapGuardian has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of the analyst and proxy voting committee to make the best decisions in each case, these guidelines are intended only to provide context and are not intended to dictate how issues must be voted. The guidelines are reviewed and updated at least annually by the appropriate proxy voting and investment committees.

Associates in the proxy voting department are responsible for coordinating the voting of proxies and working with outside proxy voting service providers and custodian banks to submit the votes in a timely manner. Standard items, such as the uncontested election of directors, ratification of auditors, adopting reports and accounts and other administrative items, are typically voted with management. All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates.

Occasionally, CapGuardian may vote proxies where a material client is involved with the proxy. When voting these proxies, CapGuardian analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interests of its clients. A Special Review Committee reviews certain proxy decisions that involve such clients for improper influences on the decision-making process and takes appropriate action, if necessary.

Research analysts must disclose personal conflicts they may have in making a

SPECIALIST MANAGER	SUMMARY
proxy voting recommendation. Members of the proxy voting committee must disclose such conflicts and must not vote on the relevant proxy issue.

This summary of CapGuardian’s Proxy Voting Policy and Procedures is qualified by the full policy, which is available upon request.

Sterling Johnston Capital Management, L.P. (“Sterling Johnston”)	Sterling Johnston has adopted written policies and procedures regarding the voting of client proxies. These proxy voting guidelines are designed to ensure that proxies are voted in a manner that in the best interest of Sterling Johnston’s clients. Sterling Johnston generally votes proxies according to its established proxy voting guidelines and has a designated Proxy Officer to monitor the proxy voting process. If a material conflict of interest arises between Sterling Johnston and its clients, Sterling Johnston will generally follow the proxy voting guidelines. Sterling Johnston has retained an outside consultant to provide research and analysis of proxy issues and act as voting agent. There are circumstances under which Sterling Johnston may elect not to vote a proxy, as for example, when the position is held for short-term trading purposes or when the cost of voting may exceed the value of any anticipated benefits of the proposal.

FPA Portfolio Associates (“FPA”)	FPA, through its participation on Mellon’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, FPA seeks to act solely in the best financial and economic interest of the applicable client. FPA will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. FPA generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. FPA will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, FPA will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, FPA weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

FPA recognizes its duty to vote proxies in the best interests of its clients. FPA seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, FPA and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

SPECIALIST MANAGER	SUMMARY
IronBridge Capital Management LLC (“IronBridge”)	IronBridge has engaged a third-party vendor, Institutional Shareholder Services (“ISS”), to vote proxy statements and maintain all proxy records with respect to its clients. Proxy ballots will be voted in accordance with ISS voting guidelines. Due to the fact that ISS is an independent, qualified third party, IronBridge believes that votes effected by ISS are not, and cannot be, a product of a conflict of interest.

Causeway Capital Management LLC (“Causeway”)	Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.

Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel shall determine if a vote involves a material conflict of interest. If so, Causeway may obtain instructions or consent from the client on voting or will vote in accordance with a “for” or “against” or “with management” guideline if one applies. If no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2007 have been audited by PricewaterhouseCoopers LLP, whose address is 100 East Broad Street, Suite 2100, Columbus, OH, 43215. Such statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

Part C: OTHER INFORMATION
Item 23. Exhibits
(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

(a)	(2)	Amended and Restated Declaration and Agreement of Trust (as amended November 9, 1995.) (Incorporated herein by reference to Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on December 16, 1996.)
(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999 and April 14, 2000) (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements
(1)	(a)	Advisory Agreement between the Trust and Hirtle, Callaghan & Co., Inc. dated January 5, 2007. (Incorporated herein by reference to Post- Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(b)		Form of Amendment to Advisory Agreement between the Trust and Hirtle, Callaghan & Co., Inc. (Incorporated herein by reference to Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission on April 14, 2008.)

(c)		Form of Advisory Agreement between the Trust and Hirtle, Callaghan & Co., Inc. related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 36 filed with the Securities and Exchange Commission on April 14, 2008.)

(2)		Portfolio Management Agreement between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)	(a)	Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(b)	Amendment to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to the Value Equity Portfolio, dated October 3, 2003. (Incorporated herein by reference to Post- Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)	(a)	Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(b)	Amendment to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio, dated October 3, 2003. (Incorporated herein by reference to Post- Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(5)	(a)	Portfolio Management Contracts between the Trust and Jennison Associates LLC related to the Growth Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Jennison Associates LLC related to the Growth Equity Portfolio, dated September 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(c)	Amendment to Portfolio Management Contract between the Trust and Jennison Associates LLC related to the Growth Equity Portfolio, dated November 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)	(a)	Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

	(b)	Amendment to the Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization

Equity Portfolio, dated September 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(7)	(a)	Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Effective Amendment No. 9 filed on with the Securities and Exchange Commission April 13, 1998.)

	(b)	Amendment to the Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Small Capitalization Equity Portfolio, dated September 3, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(8)	(a)	Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(9)	(a)	Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(c)	Amendment to Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio, dated September 5, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

	(d)	Amendment to Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity

Portfolio, dated April 2, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(e)	Amendment to Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio, dated June 26, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(10)	(a)	Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio, dated October 1, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(c)	Amendment to Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio dated September 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(11)		Portfolio Management Contract between the Trust and Aberdeen Asset Management, Inc. (formerly Deutsche Asset Management, Inc. and Morgan Grenfell Capital Management Inc.) related to the Fixed Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(12)		Portfolio Management Agreement between BlackRock Financial Management, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(13)		Portfolio Management Contract between the Trust and Seix Advisors related to The Fixed Income Opportunity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(14)	(a)	Portfolio Management Contract between the Trust and Schroder Investment Management North America Inc. related to the Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Post-

Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Schroder Investment Management North America Inc. related to the Intermediate Term Municipal Bond Portfolio, dated January 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(15)	(a)	Portfolio Management Contract between the Trust and Franklin Portfolio Associates LLC related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(b)	Amendment to Portfolio Management Contract between the Trust and Franklin Portfolio Associates LLC dated November 30, 2007 related to The Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(16)	(a)	Portfolio Management Contract between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(b)	Amendment to Portfolio Management Contract between Trust and IronBridge Capital Management LLC dated November 30, 2007 related to the Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(17)	Portfolio Management Contract between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(18)	Portfolio Management Contract between the Trust and JS Asset Management, LLC related to The Value Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(19)	Portfolio Management Contract between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006).

(20)	Portfolio Management Contract between Causeway Capital Management, LLC related to The International Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006).

(21)	Form of Portfolio Management Agreement between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008)..

(22)	Form of Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Institutional Value Equity (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(23)	Form of Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Institutional Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(24)	Form of Portfolio Management Contracts between the Trust and Jennison Associates LLC related to the Institutional Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(25)	Form of Portfolio Management Contract between the Trust and JS Asset Management, LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(26)	Form of Portfolio Management Contract between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(27)	Form of Portfolio Management Contract between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(28)	Form of Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Institutional Small Capitalization Equity Portfolio

(Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(29)	Form of Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, L.P. related to The Institutional Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(30)	Form of Portfolio Management Contract between the Trust and Franklin Portfolio Associates LLC related to The Institutional Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(31)	Form of Portfolio Management Contract between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(32)	Form of Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio is filed herewith.

(33)	Form of Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio is filed herewith.

(34)	Form of Portfolio Management Contract between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 35 filed with the Securities and Exchange Commission on April 9, 2008).

(35)	Form of Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio is filed herewith.
(e)	Distribution Agreement between Foreside Fund Services LLC and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g)	(1)(a)	Custodian Agreement between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(b)	Foreign Custody Manager Delegation Agreement between Bankers Trust Company and the Trust (Incorporated herein by reference to Post-Effective

Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)
(h)	Other Material Contracts

	(1)(a)	Administration Agreement between BISYS Fund Services Ohio, Inc. and the Trust dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

	(1)(b)	Amendment dated January 1, 2005 to Administration Agreement between BISYS Fund Services Ohio, Inc. and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

	(1)(c)	Amendment dated December 14, 2005 to Administration Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(d)	Amendment dated January 16, 2007 to Administration Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(2)(a)	Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Trust dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

	(2)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

	(2)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(2)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(a)	Transfer Agency Agreement between BISYS Fund Services Ohio, Inc. and the Trust dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between BISYS Fund Services Ohio, Inc. and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between BISYS Fund Services Ohio, Inc. and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)	Reserved

(5)(a)	Compliance Services Agreement between BISYS Fund Services Ohio, Inc. and The Hirtle Callaghan Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(5)(b)	Amendment to the Compliance Services Agreement between BISYS Fund Services Ohio, Inc. and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(5)(c)	Amendment to the Compliance Services Agreement between BISYS Fund Services Ohio, Inc. and the Trust, dated July 1, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)	Compliance Services Agreement between Foreside Compliance Services LLC and the Trust, dated July 1, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)
(i)	Opinion of Counsel (Incorporated herein by reference to Post-Effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

(j)	Not Applicable.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	[Rule 12b-1 plan] Not Applicable.

(n)	[Plan pursuant to Rule 18f-3] Not Applicable.

(o)	Reserved.
(p)	(1)	Revised Code of Ethics adopted by Registrant (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

	(2)	Revised Code of Ethics adopted by Hirtle Callaghan & Co., Inc. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

	(3)	Revised Code of Ethics adopted by SSgA Funds Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on October 29, 2007.)

	(4)	Revised Code of Ethics adopted by Capital Guardian Trust Company. is filed herewith.

	(5)	Revised Code of Ethics adopted by Artisan Partners Limited Partnership (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007).

	(6)	Revised Code of Ethics adopted by Aberdeen Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

	(7)	Revised Code of Ethics adopted by Frontier Capital Management Company LLC (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(8)	Revised Code of Ethics adopted by Geewax Terker & Company (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(9)	Code of Ethics adopted by Institutional Capital LLC. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(10)	Revised Code of Ethics adopted by Jennison Associates LLC (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(11)	Revised Code of Ethics adopted by BlackRock Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(12)	Revised Code of Ethics adopted by Sterling Johnston Capital Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(13)	Code of Ethics adopted by Seix Advisors (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(14)	Revised Code of Ethics adopted by Schroder Investment Management North America Inc. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(15)	Revised Code of Ethics Adopted by Franklin Portfolio Associates LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(16)	Revised Code of Ethics Adopted by IronBridge Capital Management LLC (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(17)	Code of Ethics adopted by Breckinridge Capital Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

(18)	Code of Ethics adopted by JS Asset Management, LLC (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(19)	Revised Code of Ethics adopted by Sustainable Growth Advisers, L.P. is filed herewith.

(20)	Revised Code of Ethics adopted by Causeway Capital Management LLC is filed herewith.

Item 24.	Persons Controlled by or Under Common Control with the Fund

None.

Item 25.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-
Artisan Partners Limited Partnership	48435

Frontier Capital Management Co.	15724

Jennison Associates LLC	5608

Investment Manager	SEC File No. 801-
Institutional Capital LLC	40779

Geewax Terker & Co.	16965

Aberdeen Asset Management, Inc.	49966
(formerly Deutsche Asset Management, Inc. and Morgan Grenfell Asset Management)

BlackRock Financial Management, Inc.	48433

SSgA Funds Management, Inc.	60133

Sterling Johnston Capital Management, LLC	24483

Capital Guardian Trust Company	60145

Seix Advisors	32541

Schroder Investment Management	15834
North America Inc.

Franklin Portfolio Associates LLC	54328

IronBridge Capital Management LLC	57534

Breckinridge Capital Advisors, Inc.	43833

JS Asset Management, LLC	63964

Causeway Capital Management LLC	60343

Sustainable Growth Advisers, L.P.	62151
Hirtle, Callaghan & Co., Inc. (“HCCI”) has entered into an Investment Advisory Agreement with the Trust under which HCCI has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HCCI’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HCCI’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.
Item 27. Principal Underwriters.
(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1)	American Beacon Funds

2)	American Beacon Mileage Funds

3)	American Beacon Select Funds

4)	Henderson Global Funds

5)	Ironwood Series Trust

6)	Bridgeway Funds, Inc.

7)	Monarch Funds

8)	Century Capital Management Trust

9)	Sound Shore Fund, Inc.

10)	Forum Funds

11)	Hirtle Callahan Trust

12)	Central Park Group Multi-Event Fund

13)	The CNL Funds

14)	PMC Funds, Series of the Trust for Professional Managers

15)	SPA ETF Trust

16)	FocusShares Trust

17)	The Japan Fund, Inc.

18)	Wintergreen Fund, Inc.

19)	RevenueShares ETF Trust

20)	NETS Trust
(b)	The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None

Richard J. Berthy	Vice President and Treasurer	None

Nanette K. Chern	Chief Compliance Officer, Secretary and Vice President	None

Name	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President and Assistant Secretary	None
Item 28. Location of Accounts and Records.
(a)	State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records
The International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd., Suite 1550
Los Angeles, CA 90025

The Small Capitalization Equity Portfolio
Geewax, Terker & Co.f	99 Starr Street Phoenixville, PA 19460

Frontier Capital Management Company	99 Summer Street Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Franklin Portfolio Associates LLC	One Boston Place, 29th Floor
Boston, MA 02108

Investment Manager	Location of Accounts and Records
IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

The Value Equity Portfolio
SSgA Funds Management, Inc.	Two International Place
Boston, MA 02110

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

JS Asset Management, LLC	One Tower Bridge
W. Conshohocken, PA 19428

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	Two International Place
Boston, MA 02110

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Fixed Income Portfolio
Aberdeen Asset Management, Inc.	1114 Avenue of the Americas New York, NY 100362

1735 Market Street
Philadelphia, PA 19103

The Intermediate-Term Municipal Bond Portfolio
Schroder Investment Management	875 Third Avenue
North America Inc.	New York, New York 10022

The Fixed Income II Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

The Fixed Income Opportunity Portfolio
Seix Advisors	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street

Francisco, CA 94104

Investment Manager	Location of Accounts and Records
Boston, Massachusetts 02110
The Institutional Value Equity Portfolio
Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

JS Asset Management, LLC	One Tower Bridge
W. Conshohocken, PA 19428

SSgA Funds Management, Inc.	Two International Place
Boston, MA 02110

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	Two International Place
Boston, MA 02110

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Institutional Small Capitalization Equity Portfolio
Geewax, Terker & Co.	99 Starr Street
Phoenixville, PA 19460

Frontier Capital Management Company	99 Summer Street
Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Franklin Portfolio Associates LLC	One Boston Place, 29th Floor
Boston, MA 02108

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

The Institutional International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street

Investment Manager	Location of Accounts and Records
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd. Suite 1550
Los Angeles, CA 90025

The Emerging Markets Portfolio
SSgA Funds Management, Inc.	Two International Place
Boston, MA 02110
Item 29. Management Services.
     None.
Item 30. Undertakings
     Not Applicable.

Exhibit List
Item 23:

(d)(2)(32)	Form of Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio.

(d)(2)(33)	Form of Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio.

(d)(2)(35)	Form of Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio.

(p)(4)	Revised Code of Ethics adopted by Capital Guardian Trust Company.

(p)(19)	Revised Code of Ethics adopted by Sustainable Growth Advisers, L.P.

(p)(20)	Revised Code of Ethics adopted by Causeway Capital Management LLC.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 20th day of June, 2008.

The Hirtle Callaghan Trust
/s/ Donald E. Callaghan
Donald E. Callaghan
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert Zion Robert J. Zion	Trustee, Treasurer and Vice-President (Principal Financial Officer)	June 20, 2008

/s/ Donald E. Callaghan Donald E. Callaghan	Trustee	June 20, 2008

/s/ Donald E. Callaghan Ross H. Goodman	Trustee*	June 20, 2008

/s/ Donald E. Callaghan Jarrett Burt Kling	Trustee*	June 20, 2008

/s/ Donald E. Callaghan Harvey Magarick	Trustee*	June 20, 2008

/s/ Donald E. Callaghan R. Richard Williams	Trustee*	June 20, 2008

/s/ Donald E. Callaghan Richard W. Wortham, III	Trustee*	June 20, 2008

*	Signed by Donald E. Callaghan, as attorney-in-fact, pursuant to a power of attorney.